CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 65,976,255	$ 92,610,823
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from liquidation of two subsidiaries, net of tax		(12,481,751)
Depreciation and amortization	1,196,526	1,188,965
Stock-based compensation expenses	150,020	1,086,136
Deferred tax (benefit) expense	20,413,043	(6,675,508)
Amortization of deferred charges	117,912
Changes in operating assets and liabilities:
Accounts receivable	808,895	13,682,948
Real estate property held for sale	4,693,634	(7,415,537)
Real estate property development completed	4,336,665	3,935,380
Real estate property under development	125,326,103	118,641,812
Advances to suppliers	(7,306,104)	(4,908,049)
Other receivables	15,754,406	(1,713,468)
Other deposits and prepayments	(122,787,018)	(16,287,328)
Other current assets	161,841	83,201
Amounts due from employees	269,253	(290,827)
Other assets	178,339	432,936
Accounts payable	(73,642,057)	(21,515,553)
Customer deposits	27,287,396	40,397,510
Income tax payable	(8,124,163)	(20,631,916)
Changes in unrecognized tax benefit	(1,698,872)
Other payables and accrued liabilities	(7,309,018)	2,009,305
Payroll and welfare payable	(2,305,757)	1,258,895
Net cash provided by operating activities	43,497,299	183,407,974
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	55,557	10,406
Purchase of property and equipment	(525,752)	(151,248)
Net cash used in investing activities	(470,195)	(140,842)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	1,790,278	94,121
Purchase of treasury shares	(5,767,159)	(2,537,231)
Dividends to shareholders	(7,181,861)	(2,919,444)
Distribution to non-controlling interest shareholders		(2,233,026)
Increase in restricted cash	(89,755,452)	(15,582,841)
Repayments of short-term bank loans and current portion of long-term bank loans	(102,112,148)	(22,150,124)
Proceeds from short-term bank loans and current portion of long-term bank loans	80,564,479	46,097,753
Repayment of long-term bank loans	(24,190,254)	(80,439,682)
Proceeds from long-term bank loans	80,100,179
Proceeds from other long-term debt	200,000,000
Repayment of other long-term debt	(40,000,000)
Deferred charges	(4,951,785)
Net cash (used in) provided by financing activities	88,496,277	(79,670,474)
NET INCREASE IN CASH AND CASH EQUIVALENTS	131,523,381	103,596,658
Effect of exchange rate changes on cash and cash equivalents	8,071,915	(1,436,717)
Cash and cash equivalents, at beginning of period	496,204,796	319,218,155
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	$ 635,800,092	$ 421,378,096